091-06509 hu

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 10 2009
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 copies

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10045121

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

| **Part I** | **Initial Listing Report** |
|---|---|
| 1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **International Securities Exchange, LLC** | |
| 2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Bank of America** | |
| 3. Class of New Derivative Securities Product: **Index-Linked Note** | |
| 4. Name of Underlying Instrument: **SPC: S&P 500 Index** | |
| 5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The 1 index referred to in item 4 above is Broad-Based** | |
| 6. Ticker Symbol(s) of New Derivative Securities Product: **SPC** | |
| 7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **SPC: AMEX, ARCA, NYSE, NASDAQ** | |
| 8. Settlement Methodology of New Derivative Securities Product: **T+3, Physical Settlement** | |
| 9. Position Limits of New Derivative Securities Product (if applicable): **Not Applicable** | |
| **Part II** | **Execution** |

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Michael J. Simon** |
| Title: | **General Counsel and Secretary** |
| Telephone Number: | **212-897-0230** |
| Manual Signature of Official Responsible for Form: | |
| Date: | **9-Sep-09** |

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | SEP 10 2009 |

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

SEP 10 2009

DIVISION OF TRADING & MARKETS

ISE
INTERNATIONAL SECURITIES EXCHANGE

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

September 9, 2009

**By Facsimile and Overnight Courier**

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the new derivative securities products set forth in the attached forms. These securities are listed for trading pursuant to ISE Rule 2101(a)(2).

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachments

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | SEP 10 2009 |